Shareholders equity (Details Narrative) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Aug. 04, 2025	Dec. 06, 2024	Aug. 22, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Aug. 26, 2024
Common stock shares issued				8,333,334	100,182
Cash and cash equivalents				$ 18,000,002
Redemption of note					$ 338,009
Description of convened an extraordinary shareholders				(i) US$12,000,000,000 divided into 4,500,000,000 Class A Ordinary Shares of US$2.40 nominal or par value each, and 500,000,000 Class B Ordinary Shares of US$2.40 nominal or par value each, to (ii) US$50 divided into 4,500,000,000 Class A Ordinary Shares of US$0.00000001 nominal or par value each, and 500,000,000 Class B Ordinary Shares of US$0.00000001 nominal or par value each, by the reduction of the par value of each Class A share and each Class B share by US$2.39999999 (the “Capital Reduction”)
Statutory surplus reserve				10.00%
Ownership in subsidiary				50.00%
Statutory reserve				$ 700,000		$ 700,000
Description of authorized share capital of amended				(i) US$12,000,000,000 divided into 5,000,000,000 Ordinary Shares of US$2.40 nominal or par value each, to (ii) US$12,000,000,000 divided into 4,500,000,000 Class A Ordinary Shares of US$2.40 nominal or par value each with one vote per share (the “Class A Ordinary Shares”), and 500,000,000 Class B Ordinary Shares of US$2.40 nominal or par value each with fifty votes per share (the “Class B Ordinary Shares”), by the redesignation of 4,500,000,000 Ordinary Shares into 4,500,000,000 Class A Shares of US$2.40 nominal or par value each, and the redesignation of 500,000,000 Ordinary Shares into 500,000,000 Class B Shares with a nominal or par value of US$2.40 each
Issuance of ordinary shares for warrants exercised, shares					325,825
Proceeds from warrant exercises					$ 781,980
Warrants outstanding				747,040		9,080,374	1,072,865
June 2026 [Member]
Cash and cash equivalents				$ 2,000,000
Warrants - Series A | Securities Purchase Agreement
Common stock, shares issued			3,433,167
Warrants to purchase ordinary shares			3,433,167
Ordinary shares, par value			$ 0.20
Warrants outstanding				747,040		747,040
Warrants exercise price								$ 0.75
Warrants issued				325,825		325,825		3,433,167
Description of warrants adjustment		the warrant was adjusted to an exercise price of $0.20 (or $2.40 after adjusted for the effect of the reverse share split) and, correspondingly, the number of warrants adjusted to 12,874,377 (or 1,072,865 after adjusted for the effect of the reverse share split).
Proceeds from issuance of warrants			$ 1,030,000.00			$ 781,980,000,000
Warrants - Series C | Securities Purchase Agreement
Common stock, shares issued	4,166,667
Warrants to purchase ordinary shares	8,333,334
Ordinary shares, par value	$ 2.4
Warrants outstanding				8,333,334
Proceeds from issuance of warrants	$ 10,000,000.0
Class A Ordinary Shares
Common stock shares issued				1,791
Common stock shares designated				2,082
Common stock, shares issued				13,813,417		5,481,874
Class B Ordinary Shares
Common stock shares issued				1,791
Common stock shares designated				2,082
Common stock, shares issued				1,791		1,791